Income Tax (Income)/ Expense (Details 1) - USD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Income Tax (Income)/ Expense [Abstract]
(Loss)/profit before tax	$ (23,390,717)	$ (19,413,657)	$ (15,628,820)
Tax calculated at domestic tax rates applicable to profits in PRC (2018, 2017, and 2016: 25%)	(5,847,679)	(4,853,414)	(3,907,205)
Tax effect of tax loss of tax exempt entities	425,560	255,354	181,072
Tax charge for the year	$ (5,422,119)	$ (4,598,061)	$ (3,726,133)